JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 94.6%
Alternative Assets — 2.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	11,033,694	137,259,150

Fixed Income — 50.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	100,315,698	1,246,924,121
JPMorgan Corporate Bond Fund Class R6 Shares (a)	25,532,659	274,986,732
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,009,987	38,977,701
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,017,163	38,832,842
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,985,417	51,414,734
JPMorgan High Yield Fund Class R6 Shares (a)	57,610,345	392,326,447
JPMorgan Income Fund Class R6 Shares (a)	7,503,945	69,111,335
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	14,617,232	154,504,141
JPMorgan Managed Income Fund Class L Shares (a)	7,091,163	71,266,193
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	81,040,359	792,574,714

Total Fixed Income		3,130,918,960

International Equity — 20.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,755,094	316,934,397
JPMorgan International Advantage Fund Class R6 Shares (a)	7,614,633	140,718,420
JPMorgan International Equity Fund Class R6 Shares (a)	27,219,197	476,880,331
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	20,129,732	336,166,517

Total International Equity		1,270,699,665

U.S. Equity — 20.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	27,166,610	477,045,668
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,143,897	64,813,228
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,082,470	27,408,141
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,358,194	27,530,599
JPMorgan U.S. Equity Fund Class R6 Shares (a)	38,413,492	686,449,107

Total U.S. Equity		1,283,246,743

TOTAL INVESTMENT COMPANIES (Cost $5,355,563,364)		5,822,124,518

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $74,376,231)	74,138,600	74,712,016

	Shares
EXCHANGE-TRADED FUNDS — 0.6%
Alternative Assets — 0.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $40,562,661)	458,796	33,010,372

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $153,515,505)	153,515,505	153,515,505

Total Investments — 98.9% (Cost $5,624,017,761)		6,083,362,411
Other Assets Less Liabilities — 1.1%		69,783,738

Net Assets — 100.0%		6,153,146,149

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,237	12/2020	EUR	46,149,203	(1,867,262)
MSCI Emerging Markets E-Mini Index	1,441	12/2020	USD	78,412,015	(692,892)
Russell 2000 E-Mini Index	872	12/2020	USD	65,631,080	693,347
S&P 500 E-Mini Index	1,431	12/2020	USD	239,656,725	1,861,660
S&P Midcap 400 E-Mini Index	1,052	12/2020	USD	195,177,560	652,709
U.S. Treasury 10 Year Note	4,248	12/2020	USD	592,596,000	1,497,796

					2,145,358

Short Contracts
DJ US Real Estate Index	(819)	12/2020	USD	(25,659,270)	505,108
Euro-Bund	(755)	12/2020	EUR	(154,458,506)	(719,971)
FTSE 100 Index	(784)	12/2020	GBP	(58,973,227)	1,664,048
MSCI EAFE E-Mini Index	(100)	12/2020	USD	(9,266,000)	249,593

					1,698,778

					3,844,136

Abbreviations
EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
MSCI Morgan Stanley Capital International
USD United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$33,010,372	$—	$—	$33,010,372
Investment Companies	5,822,124,518	—	—	5,822,124,518
U.S. Treasury Obligations	—	74,712,016	—	74,712,016
Short-Term Investments
Investment Companies	153,515,505	—	—	153,515,505

Total Investments in Securities	$6,008,650,395	$74,712,016	$—	$6,083,362,411

Appreciation in Other Financial Instruments
Futures Contracts	$7,124,261	$—	$—	$7,124,261

Depreciation in Other Financial Instruments
Futures Contracts	$(3,280,125)	$—	$—	$(3,280,125)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$42,047,466	$—	$9,500,385	$(2,055,582)	$2,518,873	$33,010,372	458,796	$254,682	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,320,649,129	29,434,559	108,474,603	4,878,684	436,352	1,246,924,121	100,315,698	7,801,298	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	289,641,604	1,910,691	18,857,394	758,776	1,533,055	274,986,732	25,532,659	1,910,691	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,779,835	390,755	7,413,001	155,294	1,064,818	38,977,701	5,009,987	390,755	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	344,049,110	—	75,677,941	9,553,586	39,009,642	316,934,397	8,755,094	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	44,332,818	350,897	6,717,456	(232,495)	1,099,078	38,832,842	5,017,163	350,897	—
JPMorgan Equity Income Fund Class R6 Shares (a)	698,445,932	2,699,838	265,886,506	(18,113,695)	59,900,099	477,045,668	27,166,610	2,699,838	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	49,947,183	519,118	—	—	948,433	51,414,734	5,985,417	519,118	—
JPMorgan High Yield Fund Class R6 Shares (a)	324,874,202	57,504,022	—	—	9,948,223	392,326,447	57,610,345	4,240,137	—
JPMorgan Income Fund Class R6 Shares (a)	67,054,313	871,846	—	—	1,185,176	69,111,335	7,503,945	871,846	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	151,332,738	992,311	—	—	2,179,092	154,504,141	14,617,232	992,312	—
JPMorgan International Advantage Fund Class R6 Shares (a)	143,121,481	—	9,467,785	(852,998)	7,917,722	140,718,420	7,614,633	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	484,363,033	—	41,130,255	1,388,056	32,259,497	476,880,331	27,219,197	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	338,078,261	—	12,900,007	(1,165,902)	12,154,165	336,166,517	20,129,732	—	—
JPMorgan Managed Income Fund Class L Shares (a)	5,913,664	65,352,534	—	—	(5)	71,266,193	7,091,163	73,453	—
JPMorgan Realty Income Fund Class R6 Shares (a)	134,649,811	525,080	—	—	2,084,259	137,259,150	11,033,694	525,079	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	809,526,608	22,407,346	46,088,215	414,866	6,314,109	792,574,714	81,040,359	4,312,691	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	70,504,543	—	9,659,435	(122,785)	4,090,905	64,813,228	1,143,897	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	43,966,013	—	22,082,729	10,335,839	(4,810,982)	27,408,141	1,082,470	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	26,968,421	88,771	—	—	473,407	27,530,599	1,358,194	88,771	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	634,511,739	83,591,748	95,690,388	5,730,192	58,305,816	686,449,107	38,413,492	1,796,489	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	114,172,093	516,309,189	476,965,777	—	—	153,515,505	153,515,505	50,634	—

Total	$6,182,929,997	$782,948,705	$1,206,511,877	$10,671,836	$238,611,734	$6,008,650,395		$26,878,691	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.